Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038-4982

March 26, 2008	Nicole M. Runyan Direct Dial 212.806.6443 Direct Fax 212.806.7143 nrunyan@stroock.com

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attention: John Grzeskiewicz

Re:	The Dreyfus/Laurel Funds, Inc.
(Registration No: 811-5270)

Ladies and Gentlemen:

On behalf of The Dreyfus/Laurel Funds, Inc. (the “Registrant”), transmitted herewith is the Registrant’s registration statement on Form N-14 (the “Registration Statement”).

The Registration Statement contains a Combined Prospectus/Proxy Statement (the “Prospectus/Proxy”), which reflects a proposal to the shareholders of The Bank of New York Funds listed below (the “BNY Funds”), to transfer each BNY Fund’s assets, subject to its liabilities, to the corresponding Dreyfus funds listed below (the “Dreyfus Funds”), each a series of the Registrant, in exchange for shares of the Dreyfus Funds.

BNY Fund	Dreyfus Fund
BNY Hamilton S&P 500 Index Fund	Dreyfus BASIC S&P 500 Stock Index Fund
BNY Hamilton U.S. Bond Market Index Fund	Dreyfus Bond Market Index Fund

For Stock Index, both holders of Investor shares and Institutional shares of the BNY Fund will receive shares of the single undesignated class of shares of the Dreyfus Fund. For Bond Market Index, holders of Investor shares of the BNY Fund will receive Investor shares of the Dreyfus Fund and holders of Institutional shares of the BNY Fund will receive BASIC shares of the Dreyfus Fund. Upon consummation of each reorganization, the shares of a Dreyfus Fund received by the corresponding BNY Fund will be distributed to shareholders of the BNY Fund so that each shareholder would receive a pro rata distribution of shares of the Dreyfus Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s shares of the BNY Fund as of the date of the reorganization.

No pro forma financial statements are filed with the Registration Statement on behalf of Dreyfus Basic S&P 500 Stock Index Fund, as the net asset value of BNY Hamilton S&P 500 Index Fund does not exceed 10% of the Dreyfus Fund's net asset value, as measured within 30 days of this filing.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. The Registrant will file a Post-Effective Amendment that will include a copy of the final tax opinion.

The Joint Special Meeting of Shareholders of the BNY Funds is currently planned for July 16, 2008. The Registrant intends to mail the Combined Prospectus/Proxy to shareholders of the BNY Funds around May 1, 2008.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan

Nicole M. Runyan

cc:	David Stephens